General	12 Months Ended
Dec. 31, 2020
General
General	General
Basis of presentation
The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the “Company”), a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”), which is wholly owned by Allstate Insurance Company (“AIC”). AIC is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
The Company operates as a single segment entity based on the manner in which the Company uses financial information to evaluate business performance and to determine the allocation of resources.
Nature of operations
The Company offers traditional, interest-sensitive and variable life insurance and voluntary accident and health insurance products to customers in the State of New York. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents and benefits brokers. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and all of this business is reinsured. The Company expects to discontinue sales of proprietary life and voluntary accident and health insurance products during the second quarter of 2021.
The following table summarizes premiums and contract charges by product.

($ in thousands)	2020	2019	2018
Premiums
Traditional life insurance	$62,575	$61,980	$59,185
Accident and health insurance	17,367	46,472	44,262
Total premiums	79,942	108,452	103,447

Contract charges
Interest-sensitive life insurance	77,557	77,324	76,931
Fixed annuities	(81)	(10)	263
Total contract charges	77,476	77,314	77,194
Total premiums and contract charges	$157,418	$185,766	$180,641
Subsequent event